UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund:  BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.2%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	$3,000	$3,004,620
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 2/01/43	1,215	1,400,470
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/33	245	278,839
5.00%, 12/01/34	1,145	1,298,006

		5,981,935
Alaska — 1.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,559,292
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/19 (a)	4,425	4,877,368

		6,436,660
Arizona — 0.5%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 5.00%, 1/01/38	525	610,570
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,646,832
5.25%, 10/01/28	250	271,360

		2,528,762
California — 19.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/17 (a)(b)	4,150	4,181,125
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 8/01/38 (c)	7,405	2,702,973
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	840,681
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,702,380

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	$1,770	$2,282,557
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	2,000	2,223,540
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (b)	5,000	5,526,150
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 3/01/36	565	653,908
Series A, 5.00%, 3/01/37	620	716,447
Series A-1, 5.75%, 3/01/34	1,150	1,308,447
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (a)	2,800	2,916,452
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	3,000	3,093,930
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/21 (a)	900	1,054,890
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/18 (a)	6,110	6,336,253
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (c)	5,000	3,162,000
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 0.00%, 8/01/30 (c)	10,030	6,698,937
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (b)	4,125	4,214,224
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,890	6,890,000
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	1,945	1,583,930

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
California (continued)
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (c)	$5,000	$2,454,550
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/37 (c)	4,005	1,916,272
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (b)	10,000	11,109,300
San Diego California Unified School District, GO, Election of 2008 (c):
CAB, Series C, 0.00%, 7/01/38	2,200	1,013,496
CAB, Series G, 0.00%, 7/01/34	900	417,177
CAB, Series G, 0.00%, 7/01/35	950	413,925
CAB, Series G, 0.00%, 7/01/36	1,430	586,071
CAB, Series G, 0.00%, 7/01/37	950	366,824
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	1,725	1,099,877
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	1,013,544
5.00%, 8/01/38	760	854,947
State of California, GO, 5.50%, 4/01/28	5	5,017
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,300	2,602,036
5.00%, 10/01/41	1,300	1,474,070
State of California, GO, Various Purposes, 5.00%, 4/01/42	1,500	1,715,340
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/36 (c)	15,000	7,363,650

		92,494,920
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,885	2,068,768

Municipal Bonds	Par (000)	Value
Colorado (continued)
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	$540	$604,433

		2,673,201
Florida — 11.5%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC):
5.00%, 10/01/32	2,700	2,718,873
5.00%, 10/01/37	6,000	6,041,940
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	2,175	2,409,639
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,373,025
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,816,235
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,461,850
5.38%, 10/01/32	1,700	1,900,787
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/18 (a)	3,300	3,464,538
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	2,755	3,320,243
Department, Series B, AMT, 6.25%, 10/01/38	560	671,507
Department, Series B, AMT, 6.00%, 10/01/42	895	1,046,738
Series B, AMT, 6.00%, 10/01/30	870	1,031,098
County of Miami-Dade Florida Aviation, Refunding ARB:
AMT, 5.00%, 10/01/34	260	293,119
Series A, 5.50%, 10/01/36	6,490	7,062,353
Series A, AMT, 5.00%, 10/01/32	3,550	3,952,038
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 4/01/40	3,600	4,052,952

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 8/01/41	$765	$833,016
5.00%, 8/01/47	2,225	2,411,522
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21 (a)	45	51,909
5.00%, 10/01/31	2,780	3,164,585
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	398,970
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,582,572
5.38%, 10/01/29	1,900	2,187,109
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,620	1,895,837

		56,142,455
Georgia — 0.4%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	680	801,931
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	190	210,017
5.00%, 4/01/44	855	933,822

		1,945,770
Illinois — 14.8%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Passenger Facility Charge, Series B, AMT, 5.00%, 1/01/31	2,500	2,726,950
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	1,460	1,613,986
City of Chicago Illinois O’Hare International Airport, ARB:
3rd Lien, Series A, 5.75%, 1/01/21 (a)	4,615	5,329,264
3rd Lien, Series A, 5.75%, 1/01/39	885	1,003,785
Senior Lien, Series D, 5.25%, 1/01/42	3,985	4,694,210

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 1/01/42	$315	$353,962
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 1/01/39	4,090	4,597,201
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B, 5.00%, 1/01/41	3,800	4,328,162
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	782,015
Sales Tax Receipts, 5.25%, 12/01/36	840	907,360
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	280	298,782
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	958,282
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 8/15/37	1,690	1,709,587
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 8/15/44	470	503,032
University of Chicago Medical Center, Series B, 4.00%, 8/15/41	1,100	1,128,974
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	17,800	18,055,786
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/18 (a)	2,000	2,038,660
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 0.00%, 6/15/30 (c)	15,000	8,904,450
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	4,625	1,402,485
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	1,025,415

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	$3,200	$4,141,184
State of Illinois, GO:
5.25%, 2/01/33	1,140	1,209,472
5.50%, 7/01/33	1,100	1,175,966
5.25%, 2/01/34	1,140	1,206,815
5.50%, 7/01/38	1,840	1,954,190

		72,049,975
Indiana — 2.2%
Indiana Finance Authority Wastewater Utility, RB, Series A, CWA Authority Project, 1st Lien, 5.25%, 10/01/38:	1,400	1,597,400
Indiana Health & Educational Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, 5.00%, 11/15/46	2,625	2,988,405
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/19 (a)	255	272,294
5.75%, 1/01/38	1,045	1,108,829
(AGC), 5.25%, 1/01/19 (a)	460	487,968
(AGC), 5.25%, 1/01/29	1,890	2,004,345
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges:
East End Crossing Project, AMT, 5.00%, 7/01/44	690	738,197
Series A, AMT, 5.00%, 7/01/40	1,190	1,273,121

		10,470,559
Iowa — 2.7%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (a)	7,700	8,416,562
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,195	1,284,780
5.70%, 12/01/27	1,195	1,277,097
5.80%, 12/01/29	810	863,857
5.85%, 12/01/30	1,090	1,163,335

		13,005,631

Municipal Bonds	Par (000)	Value
Louisiana — 2.5%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 1/01/40	$2,260	$2,521,889
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM):
5.00%, 12/01/36	850	989,374
5.00%, 12/01/37	330	384,110
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	330	387,935
5.00%, 12/01/35	440	515,966
5.00%, 12/01/36	395	462,051
5.00%, 12/01/37	495	578,546
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/44	4,015	4,421,238
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	1,916,334

		12,177,443
Massachusetts — 2.8%
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series D, 4.00%, 2/01/47	830	869,450
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	2,855	3,166,937
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	505	560,596
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	1,090	1,122,308
Series C, 5.00%, 12/01/30	2,015	2,092,134
Series C, 5.35%, 12/01/42	1,025	1,091,020
Massachusetts Port Authority, Refunding ARB, Series B, AMT, 4.00%, 7/01/46	850	877,030

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	$1,720	$1,965,289
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,685	1,685,000

		13,429,764
Michigan — 6.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/18 (a)	8,300	8,663,457
City of Detroit Michigan Water Supply System Revenue, RB, Senior Lien, Series A, 5.25%, 7/01/41	1,000	1,086,000
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,500	2,851,850
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	1,200	1,069,920
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	25	28,999
Michigan State Hospital Finance Authority, Refunding RB, Ascension Senior Credit Group, 4.00%, 11/15/47	820	848,290
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 9/01/39	1,470	1,635,140
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	3,510	3,786,237
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/17 (a)	3,350	3,368,291
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,361,448
Series I-A, 5.38%, 10/15/41	1,000	1,134,540
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,808,404

Municipal Bonds	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$520	$580,128

		31,222,704
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	415	444,428
6.50%, 11/15/38	2,285	2,430,189

		2,874,617
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	1,000	1,099,880
Nevada — 0.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	1,150	1,245,588
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	1,500	1,629,255

		2,874,843
New Jersey — 9.4%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	1,220	1,362,362
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 1/01/34	935	1,017,140
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	12,589,583
Series WW, 5.25%, 6/15/33	215	227,771
Series WW, 5.00%, 6/15/34	280	288,243
Series WW, 5.00%, 6/15/36	1,280	1,315,123
Series WW, 5.25%, 6/15/40	490	518,773
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	500	551,090
5.75%, 12/01/27	235	259,031
5.75%, 12/01/28	255	280,199
5.88%, 12/01/33	1,980	2,173,288

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	$1,225	$1,292,534
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	2,000	2,116,720
Transportation Program, Series AA, 5.00%, 6/15/38	2,405	2,511,397
Transportation System, CAB, Series A, 0.00%, 12/15/29 (c)	7,525	4,180,965
Transportation System, Series A, 5.50%, 6/15/41	1,605	1,665,990
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,398,000
Transportation System, Series AA, 5.50%, 6/15/39	3,565	3,813,338
Transportation System, Series B, 5.50%, 6/15/31	2,750	2,885,410
Transportation System, Series B, 5.00%, 6/15/42	725	743,669
Transportation System, Series D, 5.00%, 6/15/32	825	868,568
New Jersey Turnpike Authority, Refunding RB, Series B, 4.00%, 1/01/37 (d)	2,665	2,828,178

		45,887,372
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	500	566,855
New York — 5.0%
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,440,129
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A:
5.75%, 2/15/21 (a)	600	695,778
5.75%, 2/15/47	400	460,000
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 2/15/39	860	1,008,763
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,900	2,226,154

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 2/15/37	$2,955	$3,487,757
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	4,005	4,392,684
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/19 (a)	2,000	2,153,940
State of New York HFA, RB, Affordable Housing, M/F Housing, Series B, AMT, 5.30%, 11/01/37	3,350	3,362,361

		24,227,566
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	856,457
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	950	1,117,105
5.25%, 2/15/33	1,325	1,553,496

		3,527,058
Oregon — 0.5%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 0.00%, 6/15/36 (b)	1,145	1,294,422
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 0.00%, 6/15/39 (b)	605	623,114
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 6/15/38 (c)	1,360	583,141

		2,500,677
Pennsylvania — 8.2%
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP:
5.00%, 12/31/38	11,890	13,284,221
AMT, 5.00%, 12/31/34	3,420	3,857,418
AMT, 5.00%, 6/30/42	1,420	1,577,307

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	$4,575	$5,126,699
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	969,418
Series A-1, 5.00%, 12/01/41	1,125	1,266,784
Series B, 5.00%, 12/01/40	440	497,856
Series C, 5.50%, 12/01/33	760	891,298
Sub-Series B-1, 5.00%, 6/01/42	1,965	2,208,345
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	775	900,372
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	6,700	7,417,838
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	1,040	1,169,522
State Public School Building Authority, RB, The School District of Philadelphia Project, 5.00%, 4/01/32	500	524,755

		39,691,833
Rhode Island — 1.6%
Rhode Island Commerce Corp., RB, Airport Corp., Series D, 5.00%, 7/01/46	300	336,402
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	7,180	7,226,742

		7,563,144
South Carolina — 5.5%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,500	1,690,605
5.50%, 7/01/41	2,725	3,069,712
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	373,213
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19 (a)	2,500	2,726,850
State of South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	3,160	3,553,357

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	$9,985	$11,297,229
Series E, 5.50%, 12/01/53	985	1,111,375
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,850	3,111,117

		26,933,458
Texas — 13.2%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	530	568,367
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	2,700	2,940,759
6.00%, 11/15/35	150	163,511
City of San Antonio Texas Electric & Gas Revenue, Refunding RB, 5.00%, 2/01/42	3,650	4,282,508
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 2/01/38	760	867,555
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	2,870	1,311,475
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,249,897
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	8,550	9,576,769
5.00%, 11/01/42	1,500	1,669,785
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,558,041
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 0.00%, 10/01/46 (b)	2,870	2,600,507
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	4,665	1,919,181
Lone Star College System, GO, 5.00%, 8/15/18 (a)	4,800	5,004,192

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18 (a)	$4,615	$4,708,638
1st Tier System (NPFGC), 5.75%, 1/01/40	1,485	1,512,027
1st Tier System, Series A, 6.00%, 1/01/19 (a)	2,745	2,938,770
1st Tier System, Series A, 6.00%, 1/01/28	635	679,266
1st Tier System, Series S (NPFGC), 5.75%, 1/01/18 (a)	6,200	6,325,798
Series B, 5.00%, 1/01/40	1,375	1,536,288
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB (c):
0.00%, 9/15/35	3,180	1,407,373
0.00%, 9/15/36	6,015	2,506,811
0.00%, 9/15/37	4,305	1,688,120
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,600	1,765,984
5.00%, 12/15/32	1,060	1,164,431
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,745	1,912,223
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	2,330	2,601,818

		64,460,094
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, RB, Series A, AMT, 5.00%, 7/01/42	1,700	1,955,102
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health:
5.50%, 5/15/19 (a)	155	167,471

Municipal Bonds	Par (000)	Value
Virginia (continued)
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health (continued):
5.50%, 5/15/35	$295	$316,234

		483,705
Washington — 2.9%
Central Puget Sound Regional Transit Authority, RB, Series A (a):
(AGM), 5.00%, 11/01/17	2,500	2,526,125
5.00%, 11/01/17	2,000	2,020,900
Port of Seattle Washington, RB, Series C, AMT:
Intermediate Lien, 5.00%, 5/01/42 (d)	990	1,135,659
5.00%, 4/01/40	1,380	1,541,639
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	4,000	4,434,640
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,626,367
Providence Health & Services, Series A, 5.25%, 10/01/39	850	914,013

		14,199,343
Wisconsin — 0.5%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	580	653,167
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	1,995,595

		2,648,762
Total Municipal Bonds — 115.4%		562,054,088

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)
California — 1.8%
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	858	884,558
5.00%, 5/01/18	4,312	4,447,315

8	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	$2,639	$2,905,283
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	508	552,101

		8,789,257
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	1,220	1,267,428
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,891	2,152,362
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (g)	1,319	1,449,838
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,887,458

		5,337,296
Florida — 9.2%
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	2,390	2,705,002
County of Miami-Dade Florida School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/18 (a)	11,350	11,719,783
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	12,728	14,029,386
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	3,544	3,861,020
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	8,043,525
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,315	4,449,623

		44,808,339
Illinois — 7.1%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	14,427	14,980,547

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Illinois (continued)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)(g)	$6,198	$6,687,097
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	3,721	4,230,172
Senior, Series B, 5.00%, 1/01/40	1,409	1,590,925
Series A, 5.00%, 1/01/38	2,878	3,223,140
Series C, 5.00%, 1/01/38	3,243	3,669,244

		34,381,125
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 9/01/47	6,444	7,881,596
Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 7/01/41	3,845	4,478,184
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	2,022	2,316,172
Michigan — 3.0%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,701	3,027,553
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,055	10,217,119
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	1,180	1,325,824

		14,570,496
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(g)	5,007	5,423,088
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/19 (a)	2,429	2,649,563

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	$4,720	$5,447,588

		13,520,239
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	1,120	1,300,454
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	2,581	2,680,100

		3,980,554
New York — 9.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (a)	807	842,471
5.75%, 6/15/40	2,701	2,817,600
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	7,641	8,726,926
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2014, Series DD, 5.00%, 6/15/35	2,280	2,673,938
Series FF, 5.00%, 6/15/39	4,050	4,722,138
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	4,750	5,611,840
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,060	2,398,309
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	12,175,411
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	3,081	3,622,380
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/19 (a)	1,534	1,652,001

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (g)	$1,500	$1,582,785

		46,825,799
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	780	826,511
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/42	1,220	1,385,664
South Carolina — 1.0%
South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19 (g)	374	398,091
5.50%, 1/01/19	4,327	4,603,048

		5,001,139
Texas — 2.3%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	978,474
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	4,720	5,454,385
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (g)	4,502	5,051,799

		11,484,658
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,930	4,753,060

10	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	$640	$696,659
Series C, 5.25%, 4/01/19 (a)	2,000	2,141,160

		2,837,819
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.5%		216,597,698
Total Long-Term Investments (Cost — $720,913,325) — 159.9%		778,651,786

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (h)(i)	804,185	$804,507
Total Short-Term Securities (Cost — $804,185) — 0.2%		804,507
Total Investments (Cost — $721,717,510*) — 160.1%		779,456,293
Other Assets Less Liabilities — 0.1%		593,546
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.0)%		(116,933,481)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (36.2)%		(176,356,821)

Net Assets Applicable to Common Shares — 100.0%		$486,759,537

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$605,576,399

Gross unrealized appreciation	$58,083,443
Gross unrealized depreciation	(924,648)

Net unrealized appreciation	$57,158,795

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire between June 15, 2018 to November 1, 2019 is $17,506,984.

(h)	Current yield as of period end.

(i)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,043,150	(238,965)	804,185	$804,507	$2,543	$969	$115

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(26)	September 2017	$3,072	$410
10-Year U.S. Treasury Note	(124)	September 2017	$15,610	8,488
Long U.S. Treasury Bond	(103)	September 2017	$15,756	(14,437)
Ultra U.S. Treasury Bond	(21)	September 2017	$3,455	(17,234)

Total				$(22,773)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
COP	Colombian Peso
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

12	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$778,651,786	—	$778,651,786
Short-Term Securities	$804,507	—	—	804,507

Total	$804,507	$778,651,786	—	$779,456,293

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$8,898	—	—	$8,898
Liabilities:
Interest rate contracts	(31,671)	—	—	(31,671)

Total	$(22,773)	—	—	$(22,773)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017	13

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(116,721,099)	—	$(116,721,099)
VRDP Shares at Liquidation Value	—	(176,600,000)	—	(176,600,000)

Total	—	$(293,321,099)	—	$(293,321,099)

During the period ended July 31, 2017, there were no transfers between levels.

14	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

                Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

                Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund, Inc.

Date: September 25, 2017